                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7402

                Van Kampen New York Value Municipal Income Trust
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               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
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              (Address of principal executive offices)   (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05
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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN NEW YORK VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PAR
Amount
(000)     Description                                                                        Coupon      Maturity         Value
          MUNICIPAL BONDS    153.9%
          NEW YORK 142.6%
$ 1,500   Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)             5.750 %     05/01/20      $ 1,685,085
  2,000   Islip, NY Res Recovery Agy Rev 1985 Fac Ser B (AMT) (AMBAC Insd)                   7.250       07/01/11        2,380,860
  1,100   Islip, NY Res Recovery Agy Rev 1985 Fac Ser E (AMT) (FSA Insd)                     5.750       07/01/20        1,229,415
  2,000   Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                                     5.500       09/01/19        2,191,760
  1,000   Madison Cnty, NY Indl Dev Agy Civic Fac Rev Morrisville St College
          Foundation Ser A (CIFG Insd)                                                       5.000       06/01/28        1,062,310
  1,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)                             5.500       11/15/19        1,119,180
  1,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (FSA Insd)                               5.000       11/15/30        1,046,240
  1,000   Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                                 5.125       01/01/29        1,059,710
  1,000   Metropolitan Trans Auth NY Svc Contract Ser B (MBIA Insd)                          5.500       07/01/14        1,135,290
  1,115   Monroe Woodbury, NY Cent Sch Ser A Rfdg (FGIC Insd)                                5.000       05/15/19        1,202,494
    295   Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A-1 (AMBAC Insd)               5.375       11/15/16          325,025
  1,000   New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT)                        5.950       11/01/32        1,051,450
  1,500   New York City Hsg Dev Corp NY City Hsg Auth Pgm Ser A (FGIC Insd)                  5.000       07/01/25        1,597,140
  1,110   New York City Indl Dev Agy Brooklyn Navy Yard (AMT)                                5.650       10/01/28        1,112,564
  1,355   New York City Indl Dev Agy Civic Fac Rev Nightingale Bamford Sch Rfdg
          (AMBAC Insd) (a)                                                                   5.250       01/15/19        1,483,427
  2,000   New York City Indl Dev Agy Spl Fac Rev Terminal One Group Assn Proj (AMT)          6.000       01/01/15        2,028,840
  1,230   New York City Indl Dev Civic YMCA Gtr NY Proj                                      5.850       08/01/08        1,296,801
  1,500   New York City Indl Dev Civic YMCA Gtr NY Proj                                      5.800       08/01/16        1,580,385
  1,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev                                  5.500       06/15/33        1,090,790
  1,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D                            5.000       06/15/39        1,049,320
  3,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Ser B (FGIC Insd)                    5.250       06/15/29        3,137,340
  2,000   New York City Ser E (FSA Insd)                                                     5.000       11/01/20        2,142,920
  1,500   New York City Ser E (MBIA Insd)                                                    6.200       08/01/08        1,632,870
  2,000   New York City Ser G                                                                5.000       12/01/25        2,098,000
  1,000   New York City Ser K                                                                5.000       08/01/24        1,052,690
  1,500   New York City Ser O                                                                5.000       06/01/30        1,569,330

PAR
Amount
(000)     Description                                                                        Coupon      Maturity         Value
  2,250   New York City Transitional Cultural Res Amern Museum Nat History
          Ser A Rfdg (MBIA Insd)                                                             5.000       07/01/44        2,351,520
     60   New York City Transitional Fin Auth Rev Future Tax Secd Ser A                      5.000       08/15/27           61,463
  1,750   New York City Transitional Fin Auth Rev Future Tax Secd Ser B (MBIA Insd)          5.250       05/01/16        1,926,102
  1,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser C (AMBAC Insd)         5.250       08/01/21        1,090,380
  1,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser D (MBIA Insd)          5.250       02/01/19        1,095,280
    745   New York St Dorm Auth Lease Rev Master Boces Pgm (FSA Insd)                        5.250       08/15/21          817,630
    500   New York St Dorm Auth Lease Rev Master Boces Pgm (FSA Insd)                        5.250       08/15/23          548,745
  2,150   New York St Dorm Auth Lease Rev Master Boces Pgm Ser A (FSA Insd) (a)              5.250       08/15/16        2,344,167
    820   New York St Dorm Auth Lease Univ Dorm Fac Ser B                                    5.125       07/01/28          852,144
  1,500   New York St Dorm Auth Rev City Univ Sys Cons Ser A                                 5.625       07/01/16        1,709,655
  2,500   New York St Dorm Auth Rev Cons City Univ Sys Second Gen Ser A                      5.750       07/01/13        2,802,025
  1,670   New York St Dorm Auth Rev Dept Ed (a)                                              5.250       07/01/19        1,801,245
  1,800   New York St Dorm Auth Rev Hosp (MBIA Insd)                                         5.000       08/01/33        1,895,310
  1,425   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd) (a)   6.500       07/01/08        1,554,518
  1,000   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)       6.500       07/01/10        1,136,710
  1,720   New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd) (a)   6.500       07/01/11        1,985,327
  1,000   New York St Dorm Auth Rev Insd NY Univ Ser 2 (AMBAC Insd)                          5.000       07/01/41        1,032,790
  1,000   New York St Dorm Auth Rev Mem Sloan-Kettering Ctr Ser 1 (MBIA Insd)                5.000       07/01/20        1,059,770
    830   New York St Dorm Auth Rev Mental Hlth Svc Ser B (MBIA Insd)                        5.250       08/15/31          875,858
  2,500   New York St Dorm Auth Rev Montefiore Hosp (FGIC Insd)                              5.000       08/01/33        2,622,425
  1,500   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)                       5.500       10/01/17        1,678,155
  1,000   New York St Dorm Auth Rev Second Hosp North Gen Hosp Rfdg                          5.750       02/15/18        1,113,320
  3,000   New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas
          Ser C (AMT) (MBIA Insd)                                                            5.600       06/01/25        3,036,210
  1,000   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving
          Fd Muni Wtr Proj Ser B                                                             5.250       06/15/20        1,090,150
  1,695   New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Ser B      5.000       06/15/21        1,814,379
  1,250   New York St Hsg Fin Agy St Econ Dev & Hsg Ser A (FGIC Insd)                        5.000       09/15/34        1,311,788
  1,000   New York St Loc Govt Assist Corp Ser E Rfdg                                        6.000       04/01/14        1,159,980
  2,000   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj Ser A
          (AMBAC Insd)                                                                       5.375       11/01/20        2,030,920
  1,000   New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA Insd)                             5.250       04/01/19        1,093,630
    460   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                               5.500       04/01/16          510,973

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
PAR
Amount
(000)     Description                                                                        Coupon      Maturity         Value
  2,150   New York St Urban Dev Corp Rev Correctional Fac Ser A Rfdg                         5.500       01/01/14        2,364,893
  1,000   Niagara Falls, NY City Sch Dist Ctfs Partn High Sch Fac Rfdg (FSA Insd)            5.000       06/15/28        1,053,750
  1,060   Niagara Falls, NY Wtr Treatment Plant (AMT) (MBIA Insd)                            7.250       11/01/10        1,242,680
  2,500   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
          (AMT) (MBIA Insd)                                                                  5.750       12/01/25        2,639,250
  1,250   Sodus, NY Ctr Sch Dist Rfdg (FGIC Insd) (a)                                        5.125       06/15/17        1,360,800
  1,000   Tobacco Settlement Fin Corp NY Ser C-1                                             5.500       06/01/22        1,093,340
  3,000   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser A                                  5.000       01/01/32        3,181,080
  1,600   Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser B Rfdg                             5.125       11/15/29        1,686,400
  2,000   Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA Insd)                                5.000       11/15/32        2,088,640
  1,500   Westchester Tob Asset Securitization Corp NY                                       5.125       06/01/45        1,504,500
  1,000   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty Yonkers Inc Ser A (b)        6.625       02/01/26        1,153,800
                                                                                                                     --------------
                                                                                                                       102,132,938
                                                                                                                     --------------

          PUERTO RICO 8.9%
  3,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                  6.250       07/01/21        3,770,880
  1,500   Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B                              5.000       07/01/41        1,566,405
  1,000   Puerto Rico Pub Bldgs Auth Rev Gtd Govt Fac Ser I (Comwlth Gtd)                    5.250       07/01/33        1,071,280
                                                                                                                     --------------
                                                                                                                         6,408,565
                                                                                                                     --------------

          U. S. VIRGIN ISLANDS    2.4%
  1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                       6.375       10/01/19        1,700,010
                                                                                                                     --------------

TOTAL INVESTMENTS    153.9%
   (Cost $102,702,674)                                                                                                 110,241,513

OTHER ASSETS IN EXCESS OF LIABILITIES    2.0%                                                                            1,398,258

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (55.9%)                                                          (40,009,865)
                                                                                                                     --------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $71,629,906
                                                                                                                     --------------

                  Percentages are calculated as a percentage of net assets applicable to common shares.
(a)               The Trust owns 100% of the bond issuance.
(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
AMBAC           - AMBAC Indemnity Corp.
AMT             - Alternative Minimum Tax
CIFG            - CDC IXIS Financial Guaranty
Comwth Gtd      - Commonwealth of Puerto Rico
Connie Lee      - Connie Lee Insurance Co.
FGIC            - Financial Guaranty Insurance Co.
FSA             - Financial Security Assurance Inc.
MBIA            - Municipal Bond Investors Assurance Corp.

Futures contracts outstanding as of July 31, 2005:

                                                                                       UNREALIZED
                                                                                       APPRECIATION/
                                                                      CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures September 2005 (Current
Notional Value of $110,984 per contract)                                     52            $ 41,230
                                                                      ---------        ------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen New York Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005